UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 29549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,1999
Check here if Amendment  [  ] ; Amendment Number:
This Amendment  (Check only one.) :  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

/s/ David E. Fusco

Springfield, Massachusetts
November 9, 1999

Report Type (Check only one.):
[x]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total: $289,575,000

List of Other Included Managers:

Please note that in the past Form 13F's were filed by Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of David L. Babson and Company Inc. ("Babson") and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.


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FORM 13F INFORMATION TABLE

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Name of Issuer      Title     CUSIP      Value      Shrs or   SH/ Put/  INVSTMT  Other  Voting Authority
                    Of Class             (x$100)    Prn amt   PRN Call  DSCRETN  Mgrs   Sole  Shared None
__________________________________________________________________________________________________________
A M R Corporation   COM       001765106     4,551      83,512 SH        Sole              83,512
American Cntry Hldg COM       025278102       725     515,590 SH        Sole             515,590
American Cntry Hldg WT        025278110        34     183,117 SH        Sole             183,117
Amerisource Health  COM CL A  03071P102       888      37,500 SH        Sole              37,500
AMF Bowling Inc     DB CV 144 03113VAA7     2,606  27,840,000 PRN       Sole                           X
Associated Material COM       045709102     3,075     200,000 SH        Sole             200,000
Autonation          COM       05329W102     1,507     120,000 SH        Sole             120,000
Barclays Bank PLC   SPN ADR   06738C505    20,800     800,000 SH        Sole             800,000
Budget Group        COM CL A  119003101     3,367     476,726 SH        Sole             476,726
Canadian Nat Rail   PFD CV    136375409     3,877      75,000 SH        Sole              75,000
Collins & Aikman    COM       194830105     1,208     172,600 SH        Sole             172,600
Computer Horizons   COM       205908106     1,163     100,000 SH        Sole             100,000
Continental Airline COM CL B  210795308     3,536     107,955 SH        Sole             107,955
Correctional Serv   COM       219921103       265      53,672 SH        Sole              53,672
Cymer Inc.          SB CV     232572AA5     4,816   4,950,000 PRN       Sole                           X
Cymer Inc.          SB NT CV  232572AC1     4,079   4,200,000 PRN       Sole                           X
Diamond Off Drillng SB NT CV  25271CAA0    11,242  10,650,000 PRN       Sole                           X
Dura Pharmaceutical SB NT CV  26632SAA7     2,580   3,350,000 PRN       Sole                           X
Emcor Group         SB NT CV  29084QAC4     4,091   4,550,000 PRN       Sole                           X
Energy Conv Devices WT        292659224       382     139,000 SH        Sole             139,000
Excalibur Technol   COM       300651205       495      60,000 SH        Sole              60,000
Family Golf Centers SB NT CV  30701AACO     4,891  15,750,000 PRN       Sole                           X
General Chemical    COM       369332101     1,081     314,600 SH        Sole             314,600
Gentek Inc          COM       37245X104     3,579     314,600 SH        Sole             314,600
Gerald Stevens      COM       37369G101     1,050      75,000 SH        Sole              75,000
Healthplan Services COM       421959107     1,009     133,376 SH        Sole             133,376
Healthsouth Corp    SB DB CV  421924AD3    11,409  14,750,000 PRN       Sole                           X
Healthsouth Corp    SB DB CV  421924AF8     1,160   1,500,000 PRN       Sole                           X
Hilton Hotels Corp  SB NT CV  432848AL3     9,821  12,190,000 PRN       Sole                           X
ITC\Deltacom        COM       45031T104       192       6,979 SH        Sole               6,979
Interim Services    SB NT CV  45868PAA8     7,771   9,800,000 PRN       Sole                           X
K N Energy          COM       482620101       398      17,754 SH        Sole              17,754
Kellstrom Inds      SB NT CV  488035AE6    13,224  19,250,000 PRN       Sole                           X
Keravision Inc      COM       492061106       943      72,500 SH        Sole              72,500
Key Energy Serv     SB NT CV  492914AF3     2,568   3,750,000 PRN       Sole                           X
Lund Intl Holdings  COM       550368104     1,600     285,714 SH        Sole             285,714
Mascotech Inc       SB DB CV  574670AB1     5,792   7,450,000 PRN       Sole                           X
Magna International SB DB CV  559222AG9    21,661  24,000,000 PRN       Sole                           X
MassMutual Part Inv SH BEN IN 576299101       138      13,669 SH        Sole              13,669
Medscape Inc        COM       585046105       101      10,000 SH        Sole              10,000
Mercury Computer    COM       589378108    10,998     340,500 SH        Sole             340,000
Midway Airlines     COM       598126100       531      83,337 SH        Sole              83,337
Mindspring Enterp   SB NT CV  602683AA2    17,249  18,700,000 PRN       Sole                           X
Multex.Com Inc      COM       625367107     4,037     333,350 SH        Sole             333,350
Musicmaker.Com Inc  COM       62757C108       516      50,000 SH        Sole              50,000
National SemiCondu  SB NT CV  637640AB9       405     410,000 PRN       Sole                           X
Oak Industries      SB NT CV  671400AJ8     1,824   1,750,000 PRN       Sole                           X
Oak Industries      SB NT CV  671400AL3     3,574   3,430,000 PRN       Sole                           X
Ocean Energy Inc    COM       67481E106     1,224     126,488 SH        Sole             126,488
Optical Security Gr COM       683848204     1,575     500,000 SH        Sole             500,000
Owens-Illinois      CONV PRE  690768502     2,791      85,560 SH        Sole              85,560
Oxford Health Plans COM       691471106     1,875     150,000 SH        Sole             150,000
Pathways Group Inc. COM       70321D106       879     153,000 SH        Sole             153,000
Precision Standard  COM       740327200     2,193     300,000 SH        Sole             300,000
PSINET              PFD CV    74437C309     3,545      89,475 SH        Sole              89,475
R & B Falcon Corp   COM       74912E101     1,969     150,000 SH        Sole             150,000
Railtex Inc         COM       750766107     1,855     118,331 SH        Sole             118,331
Rent Way Inc        COM       76009U104    11,847     623,500 SH        Sole             623,500
Republic Services   COM CL A  760759100     2,447     225,000 SH        Sole             225,000
Royal Bank Scotland SP ADR    780097309    15,450     600,000 SH        Sole             600,000
Security Capital US SP ADR    814136206    12,133     662,560 SH        Sole             662,560
Storage Technology  COM       862111200       125       6,522 SH        Sole               6,522
Sunglass Hut Intl   SB NT CV  86736FAA4     2,577   3,280,000 PRN       Sole                           X
Supreme Industries  COM CL A  868607102     1,532     230,922 SH        Sole             230,922
Swiss Army Brands   COM       870827102     1,665     180,000 SH        Sole             180,000
TGC Industries Inc  COM       872417308         7      12,721 SH        Sole              12,721
TSR Inc             COM       872885108     1,107     164,000 SH        Sole             164,000
Tower Automotive    SB NT CV  891707AE1       691     750,000 PRN       Sole                           X
Transmontaigne Inc  COM       893934109    14,992   1,175,846 SH        Sole           1,175,846
Tridex Corp         COM       895906105       514     285,714 SH        Sole             285,714
Women First Health  COM       978150100       303      43,000 SH        Sole              43,000
World Color Press   SR SB NT  981443AA2     3,470   3,245,000 PRN       Sole                           X



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